Premises and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Premises and Equipment
Depreciation expense	$ 2,200	$ 2,400	$ 2,600
Net losses on the sale of and write-downs on premises and equipment	$ 184,000	$ (85,000)	$ 105,000